Cover Page	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 18, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38879
Entity Tax Identification Number	26-4087597
Entity Address, Address Line One	888 N. Douglas Street, Suite 100
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(866
Local Phone Number	756-4112
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	BYND
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001655210
Entity Registrant Name	BEYOND MEAT, INC.